MERIDIAN FUND, INC.®

(the “Company”)

Meridian Equity Income Fund®

Meridian Growth Fund®

Meridian Value Fund®

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated February 17, 2012

to the Prospectus dated November 1, 2011

This supplement updates certain information contained in the above-dated Prospectus for the Company regarding each of the Funds.

Upon the untimely, accidental death of Richard F. Aster, Jr., who was the lead portfolio manager for each of the Funds, the following members of the investment management team at Aster Investment Management Co., Inc. (the “Adviser”) have assumed the management responsibilities for the Funds indicated below. Each of these individuals currently assist in the management of the Funds.

Fund	Co-Portfolio Managers
Meridian Equity Income Fund®	James England James O’Connor

Meridian Growth Fund®	James England William Tao

Meridian Value Fund®	James England James O’Connor

Messrs. England, O’Connor and Tao have served as key members of the investment management team at the Adviser since 2001, 2004 and 2007, respectively. The background and experiences of each of the Portfolio Managers are described in the amendment to the Prospectus set forth below.

The Prospectus for each of the Funds is supplemented as follows:

1. In the section entitled “FUND SUMMARY - Meridian Equity Income Fund® - Portfolio Managers”, the first two paragraphs are deleted in their entirety and replaced with the following:

James England, CFA, Portfolio Manager of the Adviser, serves as the Co-Portfolio Manager of the Fund. Mr. England, who joined the Adviser in 2001, has served as the Co-Portfolio Manager of the Fund since February 16, 2012.

James O’Connor, CFA, Portfolio Manager of the Adviser, serves as the Co-Portfolio Manager of the Fund. Mr. O’Connor, who joined the Adviser in 2004, has assisted with managing the Fund since its inception in 2005.

2. In the section entitled “FUND SUMMARY - Meridian Growth Fund® - Portfolio Managers”, the first two paragraphs are deleted in their entirety and replaced with the following:

James England, CFA, Portfolio Manager of the Adviser, serves as the Co-Portfolio Manager of the Fund. Mr. England, who joined the Adviser in 2001, has served as the Co-Portfolio Manager of the Fund since February 16, 2012.

William Tao, CFA, Portfolio Manager of the Adviser, serves as Co-Portfolio Manager of the Fund. Mr. Tao, who joined the Adviser in 2007, has assisted with managing the Fund since 2007.

3. In the section entitled “FUND SUMMARY - Meridian Value Fund® - Portfolio Managers”, the first two paragraphs are deleted in their entirety and replaced with the following:

James England, CFA, Portfolio Manager of the Adviser, serves as Co-Portfolio Manager of the Fund. Mr. England, who joined the Adviser in 2001, has assisted with managing the Fund since 2001.

James O’Connor, CFA, Portfolio Manager of the Adviser, serves as Co-Portfolio Manager of the Fund. Mr. O’Connor, who joined the Adviser in 2004, has assisted with managing the Fund since 2004.

4. In the section entitled “ORGANIZATION AND MANAGEMENT – Portfolio Manager”, the first four paragraphs are deleted in their entirety and replaced with the following:

James England, CFA

Co-Portfolio Manager of Meridian Equity Income Fund®, Meridian Growth Fund® and Meridian Value Fund®

Portfolio Manager of the Adviser. Associated with the Adviser as an investment management professional since 2001. Before joining the Adviser, Mr. England was an equities derivatives trader with TD Securities from 2000 to 2001.

James O’Connor, CFA

Co-Portfolio Manager of Meridian Equity Income Fund® and Meridian Value Fund®

Portfolio Manager of the Adviser. Associated with the Adviser as an investment management professional since 2004. From 2003 to 2004, Mr. O’Connor was a Research Associate with RBC Dain Rauscher. Mr. O’Connor was an Investment Bank Intern at RSM Equico in 2002. From 2000 to 2001, Mr. O’Connor was a Compliance Associate at Thomas Weisel Partners.

William Tao, CFA

Co-Portfolio Manager of Meridian Growth Fund®

Portfolio Manager of the Adviser. Associated with the Adviser as an investment management professional since 2007. From 1999 to 2002, Mr. Tao was a research associate with Credit Suisse First Boston. From 2003 to 2004, Mr. Tao was a research associate with Friedman, Billings & Ramsey, and with BMO Capital Markets from 2004 to 2007.

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MERIDIAN FUND, INC.®

(the “Company”)

Meridian Equity Income Fund®

Meridian Growth Fund®

Meridian Value Fund®

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated February 17, 2012

to the SAI dated November 1, 2011

This supplement updates certain information contained in the above-dated SAI for the Company regarding each of the Funds.

Upon the untimely, accidental death of Richard F. Aster, Jr., who was the lead portfolio manager for each of the Funds, the following members of the investment management team at Aster Investment Management Co., Inc. (the “Adviser”) have assumed the management responsibilities for the Funds indicated below. Each of these individuals currently assist in the management of the Funds.

Fund	Co-Portfolio Managers
Meridian Equity Income Fund®	James England James O’Connor

Meridian Growth Fund®	James England William Tao

Meridian Value Fund®	James England James O’Connor

Messrs. England, O’Connor and Tao have served as key members of the investment management team at the Adviser since 2001, 2004 and 2007, respectively. The background and experiences of each of the Portfolio Managers are described in the amendment to the Prospectus and SAI.

The SAI for each of the Funds is supplemented as follows:

1. In the section entitled “INVESTMENT MANAGEMENT - PORTFOLIO MANAGEMENT”, the first paragraph is deleted in its entirety and replaced with the following:

Mr. James England, CFA, and Mr. James O’Connor, CFA, serve as Co-Portfolio Managers of the Meridian Equity Income Fund® and have responsibility for the day-to-day management of the Fund. Mr. James England, CFA, and Mr. William Tao, CFA, serve as Co-Portfolio Managers of the Meridian Growth Fund® and have responsibility for the day-to-day management of the Fund. Mr. James England, CFA, and Mr. James O’Connor, CFA, serve as Co-Portfolio Managers of the Meridian Value Fund® and have responsibility for the day-to-day management of the Fund.

2. All references to Richard F. Aster, Jr., in his capacity as portfolio manager of the Funds, are hereby deleted. References to Mr. Aster, in his capacity as a member of the Board of Directors of the Funds, are supplemented to indicate that he ceased serving as a member of the Board of Directors upon his death on February 16, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE